Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Borrowings [abstract]
Convertible senior notes	€ 422,100	€ 407,100
Borrowings (excluding lease liabilities)	1,001,921
Lease liabilities	103,288
Trade payables, accrued expenses and other liabilities	75,556
Total financial liabilities	1,032,564	882,127
Total financial liabilities	1,180,765
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	422,064	407,095
Royalty funding liabilities	276,802	138,377
Borrowings (excluding lease liabilities)	698,866
Lease liabilities	89,796	€ 98,793
Trade payables, accrued expenses and other liabilities	75,556
Other liabilities (excluding income tax, indirect tax, and employee related payables)	288
Total financial liabilities	864,218
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	26,538
Lease liabilities	14,416
Trade payables, accrued expenses and other liabilities	75,556
Total financial liabilities	116,510
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	928,162
Lease liabilities	49,223
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	977,385
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	47,221
Lease liabilities	39,649
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 86,870